Voyage revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	$ 79,303	$ 68,624
Deferred Revenue, Current	17,297	16,738
Other Assets, Current	43,598	22,830
Demurrage income	23,159	13,649	$ 32,435
Revenues	1,265,458	949,269	1,437,156
Charter In Vessels [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	80,598	24,892	35,420
Sublease Income	30,819	3,643	10,208
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	24,512	24,223
Deferred Revenue, Current	6,075	5,556
Increase in unearned revenue	519
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Other Assets, Current	4,433	4,275
Scrubber Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	50,419	54,943	99,104
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	(649)	4,551	4,965
Vessels Operating In Short Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	0	0	147
Vessels Operating With Other Parties [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ (21)	$ (662)	$ (492)